November 5, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Palmer Square Funds Trust (the “Registrant”)
(File Nos. 333-277718 and 811-23946)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as certification that:

1.	The forms of Prospectus and Statement of Additional Information dated October 31, 2025 for each series of the Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 4 to the Registrant’s registration statement under the 1933 Act filed on Form N-1A; and

2.	The text of the Post-Effective Amendment No. 4 to the Registrant’s registration statement was filed with the U.S. Securities and Exchange Commission electronically via EDGAR on October 27, 2025 (Accession No. 0001213900-25-102361) with an effective date of October 31, 2025.

Very truly yours,

/s/ Scott Betz
Scott Betz
Chief Compliance Officer